Long-Term Debt (Details) - Schedule of long-term debt (Parentheticals)	12 Months Ended
Dec. 31, 2021 USD ($)
PPP Loan [Member]
Debt Instrument [Line Items]
Monthly installments	$ 1,209
Loan payable, percentage	1.00%
EIDL Loan [Member]
Debt Instrument [Line Items]
Monthly installments	$ 731
Loan payable, percentage	3.75%